As filed with the Securities and Exchange Commission on April 23, 1997.


                                                       Registration Nos. 2-81150
                                                                        811-3634
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |_|
                        POST-EFFECTIVE AMENDMENT No. 16                      |X|
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|
                               AMENDMENT No. 17                              |X|
                        (Check appropriate box or boxes)

                            ------------------------


                          THE GUARDIAN BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8259

                            ------------------------

                                                           Copy to:
      Richard T. Potter, Jr., Esq.                  Cathy G. O'Kelly, Esq.
      c/o The Guardian Insurance &            Vedder, Price, Kaufman & Kammholz
          Annuity Company, Inc                     222 North LaSalle Street
         201 Park Avenue South                      Chicago, Illinois 60601
       New York, New York 10003
(Name and Address of Agent for Service)

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):

            |_|   immediately upon filing pursuant to paragraph (b)


            |X|   on May 1, 1997 pursuant to paragraph (b)

            |_|   60 days after filing pursuant to paragraph (a)(1)

            |_|   on May 1, 1996 pursuant to paragraph (a)(1)

            |_|   75 days after filing pursuant to paragraph (a)(2)

            |_|   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


      The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on or about February 26, 1997.


================================================================================

                          THE GUARDIAN BOND FUND, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.                                                          Location
Part A
Item 1.  Cover Page......................................................   Cover
Item 2.  Synopsis........................................................   Not Applicable
Item 3.  Condensed Financial Information.................................   Condensed Financial Information
Item 4.  General Description of Registrant...............................   Cover Page; Investment Objectives and Policies; Other
                                                                               Information
Item 5.  Management of the Fund..........................................   Fund Management and the Investment Adviser;
                                                                               Performance of the Fund; Other Information
Item 5a. Management's Discussion of Fund Performance.....................   Performance Results
Item 6.  Capital Stock and Other Securities..............................   Dividends, Distributions and Taxes; Other Information
Item 7.  Purchase of Securities Being Offered............................   Purchase and Redemption of Shares; Calculation of Net
                                                                               Asset Value
Item 8.  Redemption or Repurchase........................................   Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings.......................................   Not Applicable

Part B
Item 10. Cover Page......................................................   Cover Page
Item 11. Table of Contents...............................................   Table of Contents
Item 12. General Information and History.................................   Not Applicable
Item 13. Investment Objectives and Policies..............................   Investment Restrictions; Special Investment Techniques
Item 14. Management of the Fund..........................................   Fund Management
Item 15. Control Persons and Principal Holders of Securities.............   Guardian Life and Other Fund Affiliates
Item 16. Investment Advisory and Other Services..........................   Investment Adviser and Distributor; Custodian and
                                                                               Transfer Agent; Independent Auditors and Financial
                                                                               Statements
Item 17. Brokerage Allocation............................................   Portfolio Transactions and Brokerage
Item 18. Capital Stock and Other Securities..............................   Dividends, Distributions and Taxes; Other Information
                                                                               (Prospectus)
Item 19. Purchase, Redemption and Pricing of Securities Being Offered....   Purchase and Redemption of Shares; Calculation of Net
                                                                               Asset Value (Prospectus)
Item 20. Tax Status......................................................   Dividends, Distributions and Taxes; Other Information
                                                                               (Prospectus)
Item 21. Underwriters....................................................   Fund Management and the Investment Adviser
                                                                               (Prospectus)
Item 22. Calculations of Performance Data................................   Performance Data
Item 23. Financial Statements............................................   Independent Auditors and Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS


                                   May 1, 1997


                          THE GUARDIAN BOND FUND, INC.


      The Guardian Bond Fund, Inc. (the "Fund") is an open-end investment company (commonly known as a "mutual fund"). Its primary investment objective is to secure maximum current income without undue risk to principal. Capital appreciation is a secondary objective. The Fund primarily invests in corporate and other debt obligations rated in one of the four highest categories established by nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, (commonly referred to as "investment grade" debt obligations) and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund's assets typically include mortgage-backed and asset-backed securities.


      Shares of the Fund are available to the public only through the ownership of variable annuities and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts.


      This Prospectus sets forth important information that a GIAC contractowner should know about the investment policies and operations of the Fund before investing. This Prospectus should be retained for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A free copy of the Statement of Additional Information may be obtained and further inquiries can be made by calling 1-800-221-3253 or by writing to Guardian Investor Services Corporation(R) ("GISC") at 201 Park Avenue South, New York, New York 10003. GISC is the Fund's investment adviser and the principal underwriter of GIAC's variable annuities and variable life insurance policies.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


                                     GBF-1

                              FINANCIAL HIGHLIGHTS


      The following table provides selected data, total returns and ratios for one share of the Fund, and has been audited by Ernst & Young LLP, independent auditors. This information is supplemented by the Fund's audited financial statements, and their accompanying notes, for the year ended December 31, 1996, which appear in the Fund's 1996 Annual Report to Shareholders. This Annual Report includes further information about the Fund's 1996 performance and the unqualified report of Ernst & Young LLP on the Fund's 1996 financial statements. The 1996 Annual Report is incorporated by reference into the Statement of Additional Information. Free copies of the Statement of Additional Information and the Fund's 1996 Annual Report to Shareholders may be obtained by calling 1-800-221-3253 or by writing to GISC, 201 Park Avenue South, New York, New York 10003.

      Selected data for a share of capital stock outstanding throughout the years indicated:



                                                                 Year Ended December 31,
                            ------------------------------------------------------------------------------------------------
                             1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                            ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, beginning
  of year ................  $12.25    $11.08    $12.24    $12.26    $12.33    $11.56    $11.67    $11.16    $11.12    $12.41
                            ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Income from
  investment operations
Net investment income ....    0.76      0.76      0.40      0.70      0.81      0.92      0.97      0.98      1.03      0.96
Net realized and
  unrealized gain/(loss)
  on investments .........   (0.42)     1.17     (0.82)     0.50      0.13      0.91     (0.11)     0.55      0.02     (0.92)
                            ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net increase/(decrease)
  from investment
  operations .............    0.34      1.93     (0.42)     1.20      0.94      1.83      0.86      1.53      1.05      0.04
                            ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Distributions to
  shareholders
Distributions from net
  investment income ......   (0.76)    (0.76)    (0.68)    (0.70)    (0.81)    (0.92)    (0.97)    (1.02)    (1.01)    (1.23)
Distributions from net
  realized gain ..........    --        --       (0.06)    (0.52)    (0.20)    (0.14)     --        --        --       (0.10)
                            ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total distributions ......   (0.76)    (0.76)    (0.74)    (1.22)    (1.01)    (1.06)    (0.97)    (1.02)    (1.01)    (1.33)
                            ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of
  year ...................  $11.83    $12.25    $11.08    $12.24    $12.26    $12.33    $11.56    $11.67    $11.16    $11.12
                            ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
Total return* ............    2.88%    17.59%    (3.45%)    9.85%     7.70%    16.19%     7.57%    13.88%     9.70%     0.32%
                            ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
Ratios/supplemental data:
Net assets, end of year
   (000's omitted) .......  $354,433  $374,462  $308,978  $340,269  $284,330  $222,299  $165,844  $147,753  $113,616  $103,846
Ratio of expenses to
  average net assets .....    0.54%     0.54%     0.54%     0.55%     0.56%     0.57%     0.58%     0.60%     0.61%     0.62%
Ratio of net investment
  income to average
  net assets .............    6.12%     6.43%     5.69%     5.56%     6.70%     7.81%     8.53%     8.78%     8.97%     8.97%
Portfolio turnover rate ..     188%      298%      311%      220%       57%       43%       39%      158%       24%       67%


----------
* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.


                                     GBF-2

                       INVESTMENT OBJECTIVES AND POLICIES

      The Fund is registered with the SEC as an open-end, diversified, management investment company. It is incorporated in Maryland and commenced its operations in March 1983. The Fund's primary investment objective is to seek maximum current income without undue risk of principal. Capital appreciation is a secondary objective. The Fund's investment objectives are fundamental policies which cannot be changed without shareholder approval. There can be no assurance that such objectives will be achieved.


      The Fund attempts to meet its objectives by normally investing at least 80% of the value of its assets in (1) investment grade debt obligations and (2) U.S. government securities and obligations of U.S. government agencies and instrumentalities. The Fund's assets typically include mortgage-backed and asset-backed securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in debt obligations. A debt obligation is a certificate or evidence of debt. The issuer of a debt obligation promises to pay interest for a specified period and to repay the debt on a specified date.

      Investment grade bonds are secured and unsecured debt obligations which are either assigned ratings within the four highest rating categories established by nationally recognized statistical ratings organizations ("NRSROs"), such as Moody's or S&P, or which are deemed by GISC to be comparable to such securities. Obligations rated Baa by Moody's or BBB by S&P are deemed to be investment grade, but are considered more speculative than obligations that receive higher ratings. Changes in economic conditions or other circumstances could lessen the ability of the issuers of medium grade debt securities to make principal and interest payments.


      A portion of the Fund's assets may be rated lower than investment grade, typically when ratings assigned to investment grade debt obligations acquired by the Fund are downgraded. Low quality debt is considered to be predominantly speculative with respect to the issuer's ability to make principal and interest payments. See "Risk Considerations." The Fund is not required to sell a security automatically when its rating is downgraded below investment grade. Normally, less than 10% of the Fund's assets will be invested in such low-quality debt. See the Appendix to this Prospectus.

      The Fund may invest in mortgage-backed securities, such as mortgage pass-throughs and collateralized mortgage obligations ("CMOs"). A mortgage pass-through is collateralized by a pool of mortgages that have a common coupon rate (i.e., interest rate) and maturity. The holders of a particular mortgage pass-through share the rights to receive interest and principal payments from the underlying pool of mortgages, net of servicing fees, as payment for debt service on the pass-through. CMOs are collateralized by pooled mortgage loans that may not share coupon rate and maturity characteristics, so they are multi-class bonds. CMO classes typically have different interests in the stream of interest and principal payments from an underlying pool of mortgages. Hence, the classes are paid sequentially according to the payment structure of the CMO. Mortgage pass-throughs and CMOs may be issued or guaranteed by the U.S. government and its agencies or instrumentalities, or by private entities.

      Mortgage-backed securities issued by the Government National Mortgage Association ("GNMA") are backed by the full faith and credit of the U.S. government. Privately owned, government sponsored agencies like the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") issue their own guarantees for interest and principal payments on the mortgage-backed securities and other obligations they issue. These guarantees are supported only by the issuer's credit or the issuer's right to borrow from the U.S. Treasury. Accordingly, such investments may involve a greater risk of loss of principal and interest than other U.S. government securities since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.


                                     GBF-3

      Privately issued mortgage-backed securities purchased by the Fund must be fully collateralized by GNMA certificates, other government mortgage-backed securities, or by whole loan securities. Whole loan securities are securitized mortgage pools backed by fixed or adjustable rate mortgages originated by private institutions.

      Mortgage-backed securities may be more sensitive to interest rate changes than conventional bonds, which can result in greater price volatility. Because the collateral underlying mortgage-backed securities may be prepaid at any time, mortgage-backed securities are also subject to greater prepayment risks than conventional bonds. Accelerated prepayments of mortgage-backed securities purchased at a premium impose a risk of loss of principal because the premium may not have been fully amortized when the principal is repaid. Prepayments tend to accelerate when interest rates decline, so the proceeds from prepaid mortgage-backed securities are then likely to be reinvested at lower interest rates. The Statement of Additional Information contains more information about mortgage-backed securities, including securities known as "interest only" and "principal only" stripped mortgage securities.


      The Fund may also invest in asset-backed securities. Asset-backed securities, which are structured similarly to mortgage-backed securities, are collateralized by interests in pools of loans, receivables or other obligations originated by single or multiple lenders and may use similar credit enhancements. The underlying assets, which include motor vehicle installment purchase contracts, home equity loans, credit card receivables and other credit arrangements, are securitized in pass-through structures similar to mortgage pass-throughs or in pay-through structures similar to CMO's. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

      One of the principal characteristics which distinguishes asset-backed securities from mortgage-backed securities is that asset-backed securities generally do not have the benefit of first lien security interests in the related collateral. Certain receivables such as credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, certain of which may hinder the right to receive full payment. Also, the security interests in the underlying collateral may not be properly transferred when the pool is created, resulting in the possibility that the collateral may be resold. Some asset-backed securities may also have prepayment risk due to refinancing of their receivables. Generally, these types of loans are of shorter average life than mortgages but may have average lives up to 10 years. These securities, all of which are issued by non-governmental entities, carry no direct or indirect governmental guarantees.

      In addition, the Fund may invest in trust-preferred (or capital) securities. These securities, which are issued by entities such as special purpose bank subsidiaries, currently are permitted to treat the interest payments as a tax-deductible cost. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default.

      At the present time, the Internal Revenue Service treats capital securities as debt. Proposed tax legislation may cause this tax treatment to be modified in the future. In the event that the tax treatment of interest payments of these types of securities is modified, the Fund will reconsider the appropriateness of continued investment in these securities.


      Some of the Fund's investments may have variable interest rates. When an instrument provides for periodic adjustments to its interest rate, fluctuations in principal value may be minimized. However, changes in the coupon rate can lag behind changes in market rates, which may adversely affect the Fund's performance.


                                     GBF-4

      The Fund also invests in Treasury bills, Treasury notes and Treasury bonds, all of which are backed by the full faith and credit of the U.S. government. From time to time, the Fund may also invest up to 10% of its total net assets in securities of U.S. or foreign companies which are issued and settled overseas. All such investments will be U.S. dollar-denominated. See "Risk Considerations." The Fund may invest in so-called "Yankee Securities", which are securities issued by non-U.S. issuers, denominated in U.S. dollars, and which trade and are capable of settlement in U.S. markets. Issuers of Yankee Securities may be corporate or government entities.


      The Fund may invest its available cash in: repurchase agreements; commercial paper which is issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"); and other money market instruments. In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the seller (i.e., a bank or securities dealer) to repurchase the debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents, and are marked-to-market daily during their respective terms. Costs, delays or losses could result if the seller becomes bankrupt or is otherwise unable to repurchase a security that is subject to a repurchase agreement. To attempt to minimize this risk, the Fund's Board of Directors periodically receives and reviews information about the creditworthiness of securities dealers and banks which enter into repurchase agreements with the Fund. The Fund will not enter into a repurchase agreement which matures in more than seven days, if, as a result, more than 10% of its net assets would be invested in illiquid securities.

      The Fund may engage in dollar roll and reverse repurchase agreement transactions. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different pools of mortgages. A fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, the Fund earns interest by investing the transaction proceeds during the roll period.

      In a reverse repurchase agreement transaction, the Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold. The Fund may also receive interest income similar to that received in the case of dollar rolls.

      The Fund will normally use the proceeds of dollar roll and reverse repurchase agreement transactions to maintain offsetting positions in securities or repurchase agreements that mature on or before the settlement date for the related dollar roll or reverse repurchase agreement. The market value of securities sold under a reverse repurchase agreement or dollar roll is typically greater than the amount to be paid for the related forward commitment. Reverse repurchase agreements and dollar rolls involve the risk that the buyer of the sold securities might be unable to deliver them when the Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, such buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. The Fund's use of the transaction proceeds may be restricted pending such decision.


      Whenever the Fund enters into a dollar roll or reverse repurchase agreement transaction, it will maintain cash, U.S. Government securities or liquid, unencumbered securities that are marked to market daily in a segregated account with the Fund's custodian. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. Segregating assets may limit the Fund's ability to pursue other investment opportunities.



                                     GBF-5

      Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, dollar rolls and reverse repurchase agreements may involve leverage. However, since the acquired securities or repurchase agreements must satisfy the Fund's credit quality requirements and mature on or before the settlement date for the related dollar roll or reverse repurchase agreement, and because the Fund will segregate assets as described above, GISC believes that these transactions do not present the risks associated with other types of leverage. The Fund does not intend to enter into dollar roll or reverse repurchase agreement transactions other than in such circumstances or for temporary or emergency purposes. In addition, the staff of the Securities and Exchange Commission has taken the position that dollar roll and reverse repurchase agreement transactions are deemed to be borrowings within the meaning of the 1940 Act. Although the Fund intends to engage in such transactions only in the limited circumstances described above, the use of such transactions will be subject to the Fund's investment limitation on borrowings, set forth in the Statement of Additional Information, which limits the aggregate borrowings of the Fund to no more than 3311/43% of the value of the Fund's total assets.

      To earn additional income, the Fund may lend its portfolio securities to securities dealers, banks or other institutional investors. Such loans must be continuously secured by collateral, and the loaned securities must be marked-to-market daily. The Fund will generally continue to be entitled to all interest earned or dividends paid on the loaned securities, though lending fees may be paid to the borrower from such interest or dividends. The Fund can increase its income through securities lending by investing the cash collateral deposited by the borrower in short-term interest-bearing obligations that meet the Funds' credit quality requirements and investment policies. As with any extension of credit, however, there are risks of delay in recovery of the loaned securities and collateral should a borrower fail financially. The Fund will cease to lend securities if, as a result, the aggregate value of securities then on loan would exceed 3311/43% of its total net assets. A significant portion of the Fund's loan transactions may be with only one or a few institutions at any given time. This practice can increase the risk to the Fund should a borrower fail. Apart from lending its securities, and acquiring debt securities, the Fund will not make loans to other persons.

      The Fund does not intend to engage in substantial short-term trading. Nevertheless, it may sell portfolio securities without regard to the length of time that they have been held to take advantage of new investment opportunities or yield differentials, or to preserve gains or limit losses due to changing economic conditions. While the emphasis is on income, careful consideration is given to security of principal, marketability and diversification.

                               RISK CONSIDERATIONS

      The levels and types of risks associated with investing in the Fund generally correspond to the risks associated with the types of investments it makes. Those risks are generally described throughout this Prospectus and the Statement of Additional Information. In addition, the risks described below should be considered.


      Market risk is the chance that a debt obligation's price will fall as interest rates rise and rise as interest rates fall. Generally, the prices of bonds with longer maturities fluctuate more than shorter-term bonds when interest rates change. U.S. government securities, mortgage-backed and asset-backed securities, like other debt obligations, are subject to market risk.


      Financial or credit risk relates to an issuer's financial condition. In general, there is a higher likelihood that financially weak issuers will fail to make principal and interest payments under their debt obligations. NRSROs may downgrade the ratings assigned to such issuers, highlighting their higher credit risk. U.S. government securities are substantially protected from financial or credit risk. However, certain agency obligations, while of the highest credit quality, do not have a direct U.S.
government guarantee.

      Prepayment risk is the possibility that a debt security will be prepaid (or "called") prior to its expected matu-


                                     GBF-6
rity date, and that the proceeds could be invested at lower interest rates. Intermediate-term and long-term bonds commonly provide call protection, but mortgage-backed and asset-backed securities can be prepaid whenever their underlying collateral is prepaid. When a security is called early, the potential for additional appreciation is lost. If a premium was paid to acquire a called security, there may even be principal losses. Prepayments occur more frequently when interest rates decline.


      A security that is rated lower than investment grade may be somewhat or predominantly speculative with respect to its issuer's ability to make principal and interest payments. While lower rated obligations generally offer higher current yields than higher grade issues, they also involve higher market and credit risks. Low quality debt can be particularly sensitive to adverse changes in general economic conditions, the financial condition of its issuer, or stresses in its issuer's industry.

      If a significant portion of the Fund's assets are or become illiquid, the Fund may be unable to calculate its net asset value per share or manage its portfolio effectively. Assets are illiquid when they are not readily marketable at their approximate value within seven days. Securities which are not registered under the Securities Act of 1933 (the "1933 Act") are also generally considered to be illiquid. However, unregistered Section 4(2) paper, which may be resold to qualified institutional buyers under 1933 Act Rule 144A, may be treated by the Fund as liquid, and purchased without regard to its 10% illiquidity limit, unless GISC determines under guidelines adopted by the Board of Directors that any such paper is illiquid. See the Statement of Additional Information to learn more about the Fund's illiquidity limit. Because it is impossible to predict with assurance exactly how the market for Section 4(2) paper sold and offered under Rule 144A will develop, GISC, pursuant to the guidelines adopted by the Fund's Board of Directors, will carefully monitor the Fund's investments in these securities, focusing on valuation, liquidity and availability of information, among other things.

      Securities issued or settled overseas present additional and different risks to the Fund. Foreign securities may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, as described in the Statement of Additional Information, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund's shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

      The Fund's portfolio turnover rate is likely to vary from year to year. Historical portfolio turnover rates are set forth under "Financial Highlights." A higher portfolio turnover rate (i.e., in excess of 100%) can result in correspondingly greater transaction costs to the Fund, and increase its short-term capital gains or losses. The Fund's turnover rate will not be a limiting factor when GISC wants to make portfolio changes. However, the Fund may refrain from certain sales to comply with the Internal Revenue Code provision which currently requires that less than 30% of the gross income of a regulated investment company be derived from securities held for less than three months.


      For the year ended December 31, 1996, the Fund experienced a portfolio turnover rate in excess of 100%. The Fund's high portfolio turnover rate was primarily attributable to GISC's decision to replace certain treasury bonds in the Fund's portfolio. The turnover rate decreased significantly from fiscal year 1995, however, as treasury securities and corporate bonds continued to be replaced with higher-yielding corporate bonds and asset-backed securities, although to a lesser degree than during the prior fiscal year.



                                     GBF-7

                   FUND MANAGEMENT AND THE INVESTMENT ADVISER

      The management and affairs of the Fund are supervised by its Board of Directors. The Board meets regularly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. The Board has nine members. Five Directors are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940 ("the 1940 Act"). The names and business experience of the Directors and officers of the Fund are set forth in the Statement of Additional Information.

      GISC serves as investment adviser and provides certain administrative services and facilities necessary to conduct the ongoing business of the Fund. GISC selects, buys and sells securities for the Fund; chooses brokers and dealers to effect the transactions; and negotiates any brokerage commissions. The Fund pays GISC an investment management fee for these services at an annual rate of 0.50% of its average daily net assets. All payments are due on a quarterly basis.


      GISC is located at 201 Park Avenue South, New York, New York 10003. GISC is wholly owned by GIAC, which is, in turn, wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. GISC is the investment adviser to six of the eight series funds comprising The Park Avenue Portfolio, The Guardian Cash Fund Inc., The Guardian Stock Fund Inc. and The Guardian Small Cap Stock Fund, all of which are open-end management investment companies or series thereof. GISC is the manager of another open-end management investment company and is the co-adviser of a separate account of GIAC. GISC is also the principal underwriter and distributor of The Park Avenue Portfolio and of variable annuities and variable life insurance policies issued by GIAC. See the Statement of Additional Information.

      Michele S. Babakian, Vice President of the Fund, and Thomas G. Sorell, CFA, Vice President of the Fund, have shared responsibility for the portfolio management of the Fund since January 1997. Frank J. Jones, Ph.D., President of the Portfolio, has overall responsibility for the allocation of the Fund's assets between the various sectors of bond and fixed income securities selected by Ms. Babakian and Mr. Sorell. Ms. Babakian served as the sole manager of the Fund from its inception in March 1983 until January 1997. Ms. Babakian is also the co-portfolio manager (with Mr. Sorell) of The Guardian Quality Investment Bond Fund, a series of The Park Avenue Portfolio, and manages a portion of the fixed income assets of Guardian Life. Ms. Babakian became a Vice President of Guardian Life in January 1995, and was a Second Vice President prior thereto. Mr. Sorell has been a Vice President of Guardian Life since July 1994 and manages a portion of the fixed income assets of Guardian Life and its subsidiary, GIAC. Mr. Sorell also manages the fixed income assets of Guardian Asset Management Corporation, a Guardian Life subsidiary. Mr. Sorell has not previously managed a registered management investment company. From December 1993 through July 1994, Mr. Sorell was Director of Fixed Income for White River Corporation. From April 1993 to December 1993, he served as Director of Fixed Income for Fund America Enterprises. Prior thereto, Mr. Sorell served as a Portfolio Manager for AIG Investment Advisors.


                             PERFORMANCE OF THE FUND

      The Fund may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. All performance results are historical and are not representative of future results.

      Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are


                                     GBF-8
not annualized, show the total percentage or dollar change in value over a specified period. Promotional materials relating to the Fund's performance will always at least provide average annual total returns for each of a short (one to four years), medium (five to nine years) and long (ten years or more) period of time.


      Yield is a measure of the net investment income earned on a hypothetical investment over a specified base period of one month or 30 days. Yield is expressed as a percentage of the value of a share at the beginning of the base period. Yields are annualized, which means that they assume that the Fund will generate the same level of net investment income over a one year period. However, the Fund's yield will actually fluctuate daily. On occasion, the Fund may also quote its historical or annualized distribution rates. A distribution rate is simply a measure of the level of income dividends and short-term capital gain dividends distributed for a specified period. A distribution rate is not a complete measure of performance, and may be higher than yield for certain periods.

      The Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Fund may quote information from securities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed. More information about the Fund's performance is contained in the Fund's Statement of Additional Information and Annual Report. Free copies may be obtained by calling 1-800-221-3253 or by writing to GISC.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset value per share ("NAV") is determined as of the earlier of the close of trading on the New York Stock Exchange or 4:00 p.m., Eastern time, on each day on which the New York Stock Exchange is open for business. NAV is calculated by subtracting the Fund's liabilities, including expenses which are accrued daily, from its total assets and dividing the result by the number of shares outstanding. The Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value. Specific information about how the Fund values certain assets is set forth in the Statement of Additional Information.

                        PURCHASE AND REDEMPTION OF SHARES

      Fund shares are continuously offered to GIAC's separate accounts at the then current NAV. GIAC then offers to its contractowners units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions, or surrender and withdrawal requests which are furnished to GIAC by such contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, PA 18002 by first class mail or 3900 Burgess Place, Bethlehem, PA 18017 by overnight or express mail. Payment for redeemed shares will ordinarily be made within three
(3) business days after the Fund receives a redemption order from GIAC. The redemption price will be the NAV next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV; or as permitted by the SEC.

      The accompanying prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.


                                     GBF-9

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will not be subject to federal income tax on net investment income and net capital gains that are distributed to GIAC's separate accounts. GIAC reinvests all such distributions in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

      The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

      The foregoing is only a summary of important federal tax law provisions that can affect the Fund. Other federal, state, or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

                                OTHER INFORMATION

      Voting Rights. Through its separate accounts, GIAC is the Fund's sole shareholder of record, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

      Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

      The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

      Availability of the Fund. The Fund is only available to owners of variable annuities or variable life insurance policies issued by GIAC through its separate accounts. The Fund does not currently foresee any disadvantages to the contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and its Board monitors events for the existence of any material irreconcilable conflict between or among contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. GIAC will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

      Custodian, Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.


                                     GBF-10

                                    APPENDIX


    Analysis of the Quality of The Guardian Bond Fund's Portfolio During 1996

This table shows the quality ratings of the instruments held in the Fund's portfolio, based upon the weighted average ratings of all instruments held by the Fund during 1996.


                                       % of Assets
                                       Held by the Fund in
                  % of Assets Held     Unrated Bonds Deemed       % of Other
Moody's/S&P       by the Fund in Each  of Comparable Quality      Assets Held
Rating Category*  Rating Category      in Each Rating Category**  by the Fund***
----------------  ---------------      -----------------------    --------------


Aaa/AAA                54.20%
Aa/AA                   3.00%
A/A                    12.20%                  4.50%
Baa/BBB                16.20%
Ba/BB                   1.10%
B/B                       --%
                       -----                   ----                -----
           Total:      86.70%          +       4.50%         +      0.80% = 100%
                                                                            ---

----------
* Both Moody's and S&P may rate a particular instrument, or one of these rating services may rate an instrument while the other does not. Moody's and S&P may also rate a particular instrument in different rating categories. For purposes of this analysis, the average of the ratings given by each of Moody's and S&P is used.
** Unrated instruments are typically judged to be within one of the four grades of investment quality obligations by GISC. Less than 5% of the Fund's assets are unrated by either Moody's or S&P.
*** During 1996 the "other assets" held by the Fund consisted of repurchase agreements backed by either U.S. Treasury bills, Treasury notes or Treasury bonds.



                                     GBF-11

                          THE GUARDIAN BOND FUND, INC.
                 201 Park Avenue South, New York, New York 10003

               -------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1997


               -------------------------------------------------


      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Bond Fund, Inc. (the "Fund") dated May 1, 1997. A free copy of the Prospectus may be obtained by writing to Guardian Investor Services Corporation(R), 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.


                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----

Investment Restrictions................................................    2

Special Investment Techniques and Risk Considerations..................    3

Ratings of Debt Obligations............................................    4

Portfolio Transactions and Brokerage...................................    4

Fund Management........................................................    4

Guardian Life and Other Fund Affiliates................................    7

Investment Adviser.....................................................    7

Performance Data.......................................................    8


Calculation of Net Asset Value.........................................   10


Custodian and Transfer Agent...........................................   10

Legal Opinions.........................................................   10

Independent Auditors and Financial Statements..........................   10

Appendix...............................................................   11

                             INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the shares of the Fund at a meeting where more than 50 percent of the outstanding voting shares are present in person or by proxy, or (b) more than 50 percent of the outstanding voting shares of the Fund. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction. The following investment restrictions provide that the Fund may not:

      1. Purchase any security other than those discussed under "Investment Objectives and Policies," as set forth in the Prospectus;

      2. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction does not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities;

      3. Borrow money, except that the Fund may (i) borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; and (ii) engage in reverse repurchase agreements, dollar rolls or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 3311/43% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

      4. Mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure temporary or emergency borrowings effected within the above restriction. For purposes of this restriction, collateral arrangements which may be required in connection with securities transactions by the Investment Company Act of 1940 are not considered a pledge of assets;

      5. Make loans of money, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objectives and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 10% of the Fund's net assets;

      6. Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in the same industry. (There is no limitation as to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.) For the purpose of this restriction, gas, electric, water and telephone utilities will each be treated as a separate industry;

      7. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

      8. Invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges, except that warrants attached to other securities are not subject to these limitations;

      9. Invest more than 10% of the value of its total assets in securities that are not readily marketable or which are restricted as to disposition under the federal securities laws or otherwise. This restriction will apply to repurchase agreements maturing in more than seven days. This restriction will also apply to securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of the Fund. To the extent that securities received under these circumstances, together with other unmarketable securities, exceed 10% of the value of the Fund's total assets, the Fund will attempt to dispose of them in an orderly fashion in order to reduce its holdings in such securities to less than 10%;

      10. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in selling portfolio securities;

      11.   Purchase securities issued by any other investment company;

      12. Purchase securities on margin or sell securities short, or participate on a joint or a joint and several basis in any trading account in securities;

      13. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

      14.   Purchase or sell commodities or commodity contracts;

      15. Purchase or sell real estate (although it may purchase securities of issuers that engage in real estate operations), securities that are secured by interests in real estate, or securities that represent interests in real estate, including real estate investment trusts;

      16. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

      17. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, the officers, directors and employees of the Fund or of the Adviser who individually own more than 11/42 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;

      18. Purchase securities for the purpose of exercising control over another company; and

      19. Issue any senior securities (except for borrowing subject to the restrictions set forth under Investment Restriction 3, above).

              SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS

      Payments of principal and interest on the mortgage obligations underlying mortgage-backed securities are not passed through directly to the holders, rather they are made to independent trustees created specifically to allocate such interest and principal payments among the holders of the mortgage-backed securities. In the event that the mortgages or mortgage pools which collateralize mortgage-backed securities are prepaid, the mortgage-backed securities will also be prepaid. For CMO classes which are designed to be retired sequentially, the class next scheduled to mature generally will be paid down first.

      Many factors affect the frequency of unscheduled prepayments or refinancings of the mortgages that collateralize mortgage-backed securities, including interest rates, economic conditions, the ages of the mortgages and locations of the mortgaged properties. Prepayments tend to occur more rapidly after interest rates generally have declined. The return provided to the Fund will be lower if the proceeds of prepaid mortgage-backed securities are reinvested in securities with lower yields. In addition, the Fund may suffer losses on prepaid obligations which were acquired at a premium.

      When interest rates are rising, mortgage-backed securities may suffer price declines, particularly if their durations extend due to slower than expected mortgage prepayments. Securities that have lost value while held by the Fund will have an adverse impact on the Fund's total return.

      Stripped mortgage securities are another type of mortgage-backed security. Stripped mortgage securities are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities. Generally, one class receives only interest payments ("IOs") and one class receives only principal payments ("POs"). IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. They are very volatile in price and may have lower liquidity than most mortgage-backed securities. Certain CMOs may also exhibit these qualities, especially those which pay variable rates of interest which adjust inversely with and more rapidly than short-term interest rates. The Fund's Board of Directors has adopted procedures for the use of its investment adviser, Guardian Investor Services Corporation ("GISC"), when ascertaining the liquidity and fair value of its investments, including its mortgage-backed securities holdings. There is no guarantee that the Fund's investments in mortgage-backed securities will be successful, and the Fund's total return could be adversely affected as a result.

      The Fund may lend a portion of its portfolio securities to broker-dealers, banks and other institutional investors. The Fund will typically receive commitment fees from the borrowers which are normally payable upon the expiration of the loan transactions. However, if the Fund calls the loaned securities prior to the expiration date of a loan, the Fund may not be entitled to receive the entire commitment fee. The Fund does not expect to call loaned securities prior to the loan expiration date unless the current market value of the loaned securities exceeds the expected return of the loan, including the entire commitment fee. Loan transactions may be structured to permit similar, but not necessarily identical, securities to be returned to the Fund upon the expiration of a loan.

      Since there are risks of delays in recovery or even loss of rights in the collateral related to all types of secured credit, the loans will be made only to borrowers deemed by GISC to be creditworthy and will not be made unless, in GISC's judgment, the income which can be earned justifies the risk. Any such loans entered into by the Fund will create leverage for the Fund, as lender. This leverage results from the expectation that the income and gains on the securities acquired by the Fund with the loan collateral provided by the borrower will exceed the cost of the loan transaction. Accordingly, the Fund will only enter into a loan transaction if its earnings or net asset value are expected to increase faster than otherwise would be the case. However, should the income and gains earned on the securities acquired with the loan collateral fail to exceed the cost of the loan, the Fund's earnings or net asset value will decline faster than otherwise would be the case.

      In the event a borrower is unable to complete a loan transaction, or in the event of any default or insolvency of a borrower, the Fund will retain the collateral it received in connection with the loan transaction. If this collateral is insufficient to fully satisfy its rights under the loan agreement, the Fund will take whatever steps it deems advisable to satisfy its claim.

      The Fund may pay reasonable custodian and administrative fees in connection with the loans.

                           RATINGS OF DEBT OBLIGATIONS

      Nationally recognized statistical ratings organizations ("NRSROs") are private services that rate the credit quality of corporate debt obligations. A description of the range of ratings assigned to such obligations by two leading NRSROs (i.e., Moody's and Standard & Poor's) is included in the Appendix to this Statement of Additional Information.

      The Fund primarily purchases "investment grade" debt securities, or those which are rated in one of the top four rating categories established by NRSROs. However, as noted in the Prospectus, a small portion of the Fund's assets may be invested in securities rated lower than "investment grade." Such holdings typically result when securities that were acquired by the Fund as "investment grade" securities are subsequently downgraded.

      Lower rated debt securities may be subject to certain risks not typically associated with "investment grade" debt securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, and, in turn, adversely affect their marketability; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      GISC currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GISC is also registered with the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Fund's portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Fund.


      GISC does not participate in commissions paid by the Fund to other brokers or dealers and does not knowingly receive any reciprocal business directly or indirectly as a result of paying commissions to other brokers or dealers. Since it is expected that most purchases made by the Fund will be principal transactions at net prices, the Fund will incur little or no brokerage costs. For the fiscal years ended December 31, 1994, 1995 and 1996, the Fund paid no brokerage commissions.

      The Fund's annual portfolio turnover rate may vary greatly from year to year, and it will not be a limiting factor when GISC deems portfolio changes appropriate. For the years ended December 31, 1994, 1995 and 1996, the Fund's annual portfolio turnover rates were 311%, 298% and 188%, respectively. An explanation of the Fund's portfolio turnover rate appears in the Prospectus.


                                 FUND MANAGEMENT


      The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Fund, (2) The Guardian Stock Fund, Inc., (3) The Guardian Cash Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in eight series) and (5) GIAC Funds, Inc. (formerly GBG Funds, Inc.) (a series fund that issues its shares in three series).

      The Fund pays Directors who are not "interested persons" directors' fees of $350 per meeting and an annual retainer of $500. Directors who are "interested persons," except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund.


      Each Fund Director is also a director of The Guardian Stock Fund, The Guardian Cash Fund and GIAC Fund, Inc. (formerly GBG Funds, Inc.), a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Fund and the other funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Fund Complex to the Fund's Directors for the year ended December 31, 1996.


                               Compensation Table*


                                                                               Total Compensation
                          Aggregate      Accrued Pension or      Estimated      from the Fund and
                        Compensation     Retirement Benefits  Annual Benefits   Other Members of
Name and Title         from the Fund**    Paid by the Fund    Upon Retirement  the Fund Complex**
--------------         ---------------    ----------------    ---------------  ------------------
Frank J. Fabozzi
  Director                  $2,500               N/A                N/A                $28,600
William W. Hewitt, Jr.
  Director                   2,500               N/A                N/A                 35,300
Sidney I. Lirtzman
  Director                   2,500               N/A                N/A                 35,300
Carl W. Schafer
  Director                   2,500               N/A                N/A                 35,300
Robert G. Smith
  Director                   2,500               N/A                N/A                 35,300



* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.
**    Includes compensation paid to attend meetings of the Board's Audit
      Committee.

      The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 1997.


  Name, Address and Age               Title                            Business History
  ---------------------               -----                            ----------------

CHARLES E. ALBERS (56)             Vice President      Senior Vice President, The Guardian Life Insurance Company of
                                                       America. Vice President, Equity Securities, The Guardian
                                                       Insurance & Annuity Company, Inc. Executive Vice President of
                                                       Guardian Investor Services Corporation and Guardian Asset
                                                       Management Corporation. Director, Guardian Baillie Gifford
                                                       Limited, Officer of various mutual funds within the Guardian
                                                       Fund Complex.

JOHN C. ANGLE* (74)                Director            Retired. Former Chairman of the Board and Chief
3800 South 42nd Street                                 Executive Officer, The Guardian Life Insurance Company
Lincoln, Nebraska 68506                                of America; Director 1/78-present. Director (Trustee) of
                                                       Guardian Investor Services Corporation from 6/82-2/96
                                                       and The Guardian Insurance & Annuity Company, Inc.
                                                       Director (Trustee) of various mutual funds within the
                                                       Guardian Fund Complex.

MICHELE S. BABAKIAN (41)           Vice President      Vice President, Fixed-Income Securities, The Guardian
                                                       Life Insurance Company of America 1/95-present; Second
                                                       Vice President, Fixed-Income Securities prior thereto.
                                                       Assistant Vice President, The Guardian Insurance &
                                                       Annuity Company, Inc. Vice President, Guardian Investor
                                                       Services Corporation, Guardian Asset Management
                                                       Corporation, and various mutual funds within the
                                                       Guardian Fund Complex.

JOSEPH A. CARUSO (45)              Secretary           Second Vice President and Corporate Secretary, The
                                                       Guardian Life Insurance Company of America 1/95-present;
                                                       Corporate Secretary 10/92-12/94; Assistant Secretary
                                                       prior thereto. Secretary, The Guardian Insurance &
                                                       Annuity Company, Inc., Guardian Investor Services
                                                       Corporation, Guardian Asset Management Corporation,
                                                       Guardian Baillie Gifford Limited and various mutual
                                                       funds within the Guardian Fund Complex.


----------
*  Director who is deemed to be an "interested person" under the 1940 Act.

  Name, Address and Age               Title                            Business History
  ---------------------               -----                            ----------------

FRANK J. FABOZZI, PH.D. (48)       Director            Adjunct Professor of Finance, School of Management --
858 Tower View Circle                                  Yale University 2/94-present; Visiting Professor of
New Hope, Pennsylvania 18938                           Finance and Accounting, Sloan School of Management --
                                                       Massachusetts Institute of Technology prior thereto.
                                                       Editor, Journal of Portfolio Management. Director
                                                       (Trustee) of five mutual funds within the Guardian Fund
                                                       Complex. Director (Trustee) of various closed-end
                                                       investment companies sponsored by Blackstone Financial
                                                       Management.

ARTHUR V. FERRARA* (66)            Director            Retired. Chairman of the Board and Chief Executive
                                                       Officer, The Guardian Life Insurance Company of America
                                                       1/93-12/95; President and Chief Executive Officer prior
                                                       thereto; Director 1/81-present. Director (Trustee) of
                                                       Guardian Investor Services Corporation, Guardian Asset
                                                       Management Corporation, The Guardian Insurance & Annuity
                                                       Company, Inc. and various mutual funds within the
                                                       Guardian Fund Complex.

LEO R. FUTIA* (77)                 Director            Retired. Former Chairman of the Board and Chief
18 Interlaken Road                                     Executive Officer, The Guardian Life Insurance Company
Greenwich, Connecticut 06830                           of America; Director 5/70-present. Director (Trustee) of
                                                       The Guardian Insurance & Annuity Company, Inc., Guardian
                                                       Investor Services Corporation, and various mutual funds
                                                       within the Guardian Fund Complex. Director (Trustee) of
                                                       various mutual funds sponsored by Value Line, Inc.

ALEXANDER M. GRANT, JR. (47)       Treasurer           Second Vice President, Investments, The Guardian Life
                                                       Insurance Company of America 1/97-present; Assistant
                                                       Vice President, Investments 9/93-12/96; Investment
                                                       Officer prior thereto. Officer of various mutual funds
                                                       within the Guardian Fund Complex.

WILLIAM W. HEWITT, JR. (68)        Director            Retired. Former Executive Vice President, Shearson
P.O. Box 2359                                          Lehman Brothers, Inc. Director (Trustee) of various
Princeton, New Jersey 08543                            mutual funds within the Guardian Fund Complex. Director
                                                       (Trustee) of various mutual funds sponsored by Mitchell
                                                       Hutchins Asset Management, Inc. and PaineWebber, Inc.

THOMAS R. HICKEY, JR. (44)         Vice President      Vice President, Equity Operations, The Guardian Life
                                                       Insurance Company of America 3/92-present; Second Vice
                                                       President and Equity Counsel prior thereto. Vice
                                                       President, Administration, The Guardian Insurance &
                                                       Annuity Company, Inc. Vice President, Guardian Investor
                                                       Services Corporation and five mutual funds within the
                                                       Guardian Fund Complex.

FRANK J. JONES (58)                President           Executive Vice President and Chief Investment Officer,
                                                       The Guardian Life Insurance Company of America
                                                       1/94-present; Senior Vice President and Chief Investment
                                                       Officer 8/91-12/93. First Vice President, Director of
                                                       Global Fixed Income Research and Economics, Merrill
                                                       Lynch & Co. prior thereto. Senior Vice President and
                                                       Chief Investment Officer and Director, The Guardian
                                                       Insurance & Annuity Company, Inc. Director, Guardian
                                                       Investor Services Corporation. Officer of various mutual
                                                       funds within the Guardian Fund Complex.

ANN T. KEARNEY (45)                Controller          Second Vice President, Group Pensions, The Guardian Life
                                                       Insurance Company of America 1/95 to present; Assistant
                                                       Vice President and Equity Controller 6/94-12/94;
                                                       Assistant Controller prior thereto. Second Vice
                                                       President of The Guardian Insurance & Annuity Company,
                                                       Inc. and Guardian Investor Services Corporation.
                                                       Controller of various mutual funds within the Guardian
                                                       Fund Complex.

SIDNEY I. LIRTZMAN, PH.D. (65)     Director            Professor of Management 9/67-present and Acting Dean of
38 West 26th Street                                    the School of Business Management 2/95-present, City
New York, New York 10010                               University of New York -- Baruch College. President,
                                                       Fairfield Consulting Associates, Inc. Director (Trustee)
                                                       of various mutual funds within the Guardian Fund
                                                       Complex.


----------
*  Director who is deemed to be an "interested person" under the 1940 Act.

  Name, Address and Age               Title                            Business History
  ---------------------               -----                            ----------------

FRANK L. PEPE (55)                 Vice President      Vice President and Equity Controller, The Guardian Life
                                                       Insurance Company of America 1/96-present; Second Vice
                                                       President and Equity Controller prior thereto. Vice
                                                       President and Controller, The Guardian Insurance &
                                                       Annuity Company, Inc. and Guardian Investor Services
                                                       Corporation. Controller, Guardian Asset Management
                                                       Corporation. Officer of various mutual funds within the
                                                       Guardian Fund Complex.

RICHARD T. POTTER, JR. (42)        Counsel             Vice President and Equity Counsel, The Guardian Life
                                                       Insurance Company of America 1/96-present; Second Vice
                                                       President and Equity Counsel 1/93-12/95; Counsel
                                                       1/92-12/92.Vice President-Counsel, Home Life Insurance
                                                       Company prior thereto. Counsel, The Guardian Insurance &
                                                       Annuity Company, Inc., Guardian Investor Services
                                                       Corporation, Guardian Asset Management Corporation and
                                                       various mutual funds within the Guardian Fund Complex.

JOSEPH D. SARGENT* (59)            Director            Chief Executive Officer, The Guardian Life Insurance
                                                       Company of America, 1/96-present. President and Director
                                                       1/93-present. Executive Vice President prior thereto.
                                                       Director (Trustee) of The Guardian Insurance & Annuity
                                                       Company, Inc., Guardian Investor Services Corporation
                                                       and various mutual funds within the Guardian Fund
                                                       Complex.

CARL W. SCHAFER (61)               Director            President, Atlantic Foundation (charitable foundation
P.O. Box 1164                                          supporting mainly oceanographic exploration and
Princeton, New Jersey 08542                            research). Director of Roadway Express (trucking), Evans
                                                       Systems, Inc. (a motor fuels, convenience store and
                                                       diversified company), Hidden Lake Gold Mines Ltd. (gold
                                                       mining), Electronic Clearing House, Inc. (financial
                                                       transactions processing), Wainoco Oil Corporation and
                                                       Nutraceutrix Inc. (biotechnology). Chairman of the
                                                       Investment Advisory Committee of the Howard Hughes
                                                       Medical Institute 1985-1992. Director (Trustee) of
                                                       various mutual funds within the Guardian Fund Complex.
                                                       Director (Trustee) of various mutual funds sponsored by
                                                       Mitchell Hutchins Asset Management, Inc. and
                                                       PaineWebber, Inc.

ROBERT G. SMITH, PH.D. (64)        Director            President, Smith Affiliated Capital Corp. Director
132 East 72nd Street                                   (Trustee) of various mutual funds within the Guardian
New York, New York 10028                               Fund Complex.

THOMAS G. SORRELL (42)             Vice President      Vice President, The Guardian Life Insurance Company of
                                                       America 7/94-present; Director of Fixed Income, White
                                                       River Corporation, 12/93-7/94. Director of Fixed Income,
                                                       Fund America Enterprises, 4/93-12/93. Portfolio Manager,
                                                       AIG Investment Advisors, prior thereto. Vice President,
                                                       Guardian Asset Management Corporation, and various
                                                       mutual funds within the Guardian Fund Complex.



----------
*  Director who is deemed to be an "interested person" under the 1940 Act.

                     GUARDIAN LIFE AND OTHER FUND AFFILIATES


      As of April 1, 1997, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 201 Park Avenue South, New York, New York 10003.


                               INVESTMENT ADVISER


      Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund Directors who are interested persons under the 1940 Act. GISC has also agreed to assume those operating expenses of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the year ended December 31, 1996, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.

      For the years ended December 31, 1994, 1995 and 1996, the Fund paid GISC $1,615,477, $1,713,103, and $1,799,649, respectively, under the investment advisory agreement.


      The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Bond Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Bond Fund, Inc."

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

                                PERFORMANCE DATA

      As described in the Prospectus, the Fund may state its yield, cumulative total returns and average annual total returns in advertisements, sales materials and communications with existing or prospective owners of GIAC's variable contracts. These various measures of performance are described below.

      Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the net asset value of the Fund's shares. The Fund uses the following SEC standardized formula to compute its yields. This standardized formula is not necessarily consistent with generally accepted accounting principles:

                          YIELD = 2 [(a - b + 1)^6 - 1]
                                      -----
                                       cd

      Where:   a   =  dividends and interest earned during the period.
               b   =  expenses accrued for the period (net of reimbursements).
               c   =  the average daily number of shares outstanding during the period.
               d   =  the net asset value per share on the last day of the
                      period.


      The Fund's yield for the month ended January 31, 1997 was 6.32%.


      Average annual total returns and cumulative total returns measure both net investment income and realized and unrealized appreciation or depreciation for a specified period, assuming reinvestment of capital gains distributions and income dividends. Average annual total returns are annualized, so they show the average annual percentage change over the specified period. Cumulative total returns are not annualized, so they show the aggregate percentage or dollar value change over the specified period. The tables below show the Fund's returns for the periods indicated. These figures reflect the reinvestment of all capital gains distributions and income dividends paid by the Fund, and the deduction of all Fund expenses. The actual returns for owners of GIAC's variable annuities or variable life insurance policies will be lower to reflect the effects of charges deducted under the terms of the specific contracts.


            Year Ended Dec. 31                                    Total Return
            ------------------                                    ------------
            1984................................................       13.04%
            1985................................................       22.36%
            1986................................................       14.84%
            1987................................................        0.32%
            1988................................................        9.70%
            1989................................................       13.88%
            1990................................................        7.57%
            1991................................................       16.19%
            1992................................................        7.70%
            1993................................................        9.85%
            1994................................................       (3.45)%
            1995................................................       17.59%
            1996................................................        2.88%

                                                           Cumulative and
                                                           Average Annual
Period Ended December 31, 1996                              Total Returns
------------------------------                              -------------
Lifetime Total Return of the Fund*........................     241.24%
  Average Annual Lifetime Total Return of the Fund*.......       9.40%
Ten-Year Total Return.....................................     116.44%
  Average Annual Ten-Year Total Return....................       8.03%
Five-Year Total Return....................................      38.18%
  Average Annual Five-Year Total Return...................       6.68%
One-Year Total Return.....................................       2.88%


----------
* Beginning May 1, 1983 (commencement of the Fund's investment operations).

      Bond prices fluctuated during the periods covered by the tables and the results illustrated above are not representative of future performance.

      The Fund uses the following standardized formula prescribed by the SEC to compute its average annual total return.

                                P (1 + T)^n = ERV

      Where:   P    =   a hypothetical initial purchase order of $1,000 (No
                        sales load is deducted as Fund shares are sold at net
                        asset value).
               T    =   average annual total return.
               n    =   number of years.
               ERV  =   ending redeemable value of the hypothetical $1,000
                        purchase at the end of the period.

      Total return is calculated in a similar manner, except that the results are not annualized.

      The following example shows the average annual total return performance of the Fund for the periods indicated by showing the average annual percentage change for each period and the ending redeemable value of a $1,000 investment. The example takes into account all Fund expenses and assumes reinvestment of all capital gains distributions and income dividends, but does not take into account charges deducted under the terms of GIAC's variable contracts or Federal income taxes and tax penalties that may be incurred when distributions are made from such variable contracts.

                                                            % Change     ERV

For the year ended December 31, 1996 .....................   2.88%    $1,028.80
For the 5 years ended December 31, 1996 ..................   6.68%    $1,381.80
For the 10 years ended December 31, 1996 .................   8.03%    $2,164.40
For the life of the Fund through December 31, 1996 .......   9.40%    $3,412.40


      As stated in the Prospectus, the Fund may also advertise "distribution rates." Historical distribution rates are calculated by taking the sum of the income and short-term capital gain dividends per share for a 12 month period and dividing the result by the Fund's net asset value per share on the last day of the calculation period. Annualized distribution rates are calculated by multiplying the income and short-term capital gain dividends per share for the last month by 12 and then dividing the result by the Fund's net asset value per share as of the end of such month.

      The distribution rate is simply a measure of the level of income dividends and short-term capital gain dividends distributed for a specified period. It is not a complete measure of performance, and may be greater than yield since, for instance, it includes non-recurring short-term gains. The distribution rate may not include the effects of amortizing bond premiums.

      The Fund may compare its performance to that of other mutual funds with similar investment objectives or programs, and may quote information from financial, industry or general interest publications in its promotional materials. Additionally, its materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

      Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Fund are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of GIAC's variable contracts.

      The Fund's performance figures are based upon historical results and do not represent future performance. Returns on net asset value will fluctuate. Factors affecting the Fund performance include general market conditions, operating expenses and investment management. Shares of the Fund are redeemable by GIAC on behalf of GIAC contractowners at net asset value, which may be more or less than original cost.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset per share is determined as of the earlier of 4:00 p.m. Eastern time or the close of trading on the NYSE on each day on which the NYSE is open for business. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, dividing the remainder by the number of shares outstanding and adjusting the results to the nearest full cent per share.

      The calculation of the Fund's net asset value may not occur contemporaneously with the determination of the value of any foreign securities included in such calculation because trading on foreign exchanges may not take place every day the NYSE is open and the NYSE may be closed when foreign exchanges are open for business.

      Securities Valuations. Securities which are listed or traded on any securities exchange or on the NASDAQ National Market System are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked price in the over-the-counter market. Certain debt securities may be valued at the average of the quoted bid and asked price in the over-the-counter market. Certain debt securities may be valued each business day by an independent pricing service ("Service"). Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service from dealers in such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices for securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Certain debt securities, including securities for which market quotations are not readily available, such as illiquid securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Repurchase agreements are carried at cost which approximates market value.

                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Fund have been approved by the Board in accordance with regulations under the 1940 Act.

      To the extent required by the SEC, the Board will review, at least annually, whether it is in the best interest of the Fund and its shareholders to maintain Fund assets in each foreign custodial institution. However, there can be no assurance that the Fund will not be adversely affected by any non-investment risks associated with holding assets abroad. Such risks may be greater than those associated with holding assets in the U.S.

      State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the GIAC separate accounts which invest in the Fund's shares on behalf of GIAC's variable contractowners.

      State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

                                 LEGAL OPINIONS

      The legality of the Fund shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel of the Fund. Federal securities law matters relating to the Fund have been passed upon by the law firm of Vedder, Price, Kaufman & Kammholz of Chicago, Illinois.

                              INDEPENDENT AUDITORS
                            AND FINANCIAL STATEMENTS


      The independent auditors of the Fund are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audits and reports on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 1996. That Annual Report is incorporated by reference in this Statement of Additional Information.

                                    APPENDIX

DESCRIPTIONS OF TYPES OF DEBT OBLIGATIONS

      U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Fund will invest in such securities only when the Board of Directors of the Fund is satisfied that the credit risk with respect to the issuer is minimal.

      U.S. Treasury Securities: U.S. Treasury securities consist of Treasury Bills, Treasury Notes and Treasury Bonds. These securities are each backed by the full faith and credit of the U.S. government and differ in their interest rates, maturities, and dates of issuance. U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. U.S. Treasury Notes may be issued with an original maturity of not less than one year and not more than 10 years. U.S. Treasury Bonds may be issued with any maturity, but generally have original maturities of over 10 years.

      Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

      Repurchase Agreements: Repurchase agreements are instruments under which the Fund purchases a debt security and obtains a simultaneous commitment from the seller (a bank or broker-dealer) to repurchase the debt security at an agreed time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash and earn a return that is insulated from market fluctuations during the term of the agreement. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents and are marked-to-market daily during their entire terms. The risk to the Fund is limited to the risk that the seller will be unable to pay the agreed upon sum upon the delivery date. In the event of default, the Fund is entitled to sell the underlying collateral. Any loss to the Fund will be the difference between the proceeds from the sale of the collateral and the repurchase price. If bankruptcy proceedings are commenced against the seller, disposition of the collateral by the Fund may be delayed or limited. To minimize this risk, the Board of Directors will periodically evaluate the creditworthiness of broker-dealers and banks which enter into repurchase agreements with the Fund.

      Corporate Obligations: Corporate obligations include bonds and notes issued by corporations in order to finance longer term credit needs. The Fund will normally invest in corporate obligations which are rated in one of the four highest rating categories established by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, or, if not rated, are of equivalent quality as determined by the Fund's investment adviser.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") LONG TERM DEBT RATINGS

      Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa" securities.

      A. Bonds which are rated "A" possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa. Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S ("STANDARD & POOR'S") CORPORATE DEBT RATINGS

      AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

      A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB and B. Debt rated "BB" or "B" is regarded, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates a lower degree of speculation than "B." While such debt will likely have some quality and protective characteristics, those characteristics can be outweighed by large uncertainties or major exposures to adverse conditions.

      Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major categories.

USING THE RATINGS

      These ratings represent Moody's and Standard & Poor's opinions as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. GISC will consider such an event in determining whether the Fund should continue to hold the obligation.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Bond Fund, Inc., has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 23rd day of April, 1997.



                                       THE GUARDIAN BOND FUND, INC.


                                       By  /s/ THOMAS R. HICKEY, JR.
                                          ---------------------------------
                                               Thomas R. Hickey, Jr.
                                                 Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/FRANK J. JONES*                     President
---------------------------------      (Principal Executive Officer)
  Frank J. Jones


/s/ALEXANDER M. GRANT*                 Treasurer
---------------------------------      (Principal Financial Officer)
  Alexander M. Grant


/s/FRANK L. PEPE*                      Controller
---------------------------------      (Principal Accounting Officer)
  Frank L. Pepe


/s/JOHN C. ANGLE*                      Director
---------------------------------
  John C. Angle


/s/ FRANK J. FABOZZI                   Director
---------------------------------
  Frank J. Fabozzi


/s/ARTHUR V. FERRARA*                  Director
---------------------------------
Arthur V. Ferrara


/s/LEO R. FUTIA*                       Director
---------------------------------
  Leo R. Futia


/s/WILLIAM W. HEWITT, JR.*             Director
---------------------------------
 William W. Hewitt, Jr.


/s/SIDNEY I. LIRTZMAN*                 Director
---------------------------------
 Sidney I. Lirtzman



/s/JOSEPH D. SARGENT*                  Director
---------------------------------
  Joseph D. Sargent


/s/CARL W. SCHAFER*                    Director
---------------------------------
  Carl W. Schafer



/s/ROBERT G. SMITH*                    Director
---------------------------------
  Robert G. Smith



*By  /s/ THOMAS R. HICKEY, JR.                              Date: April 23, 1997
---------------------------------
      Thomas R. Hickey, Jr.
         Vice President
 Pursuant to a Power of Attorney

                          THE GUARDIAN BOND FUND, INC.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits


(a)  Financial Statements (incorporated by reference in Part B):
      Schedule of Investments as of December 31, 1996
      Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for the Year Ended December 31, 1996 Statement of Changes in Net Assets for the Years Ended
         December 31, 1996 and 1995
      Financial Highlights
      Notes to Financial Statements
      Report of Ernst & Young LLP, Independent Auditors


(b)  Exhibits
     Number             Description
     --------           -----------

      1           -- Articles of Incorporation(3)
      2           -- By-Laws(1)
      3           -- Not Applicable
      4           -- Not Applicable
      5           -- Investment Advisory Agreement(1)
      6(a)        -- Selected Dealers Agreement(1)
      6(b)        -- Distribution Agreement(1)
      7           -- Not Applicable
      8           -- Custodian Agreement(2) and Amendment
                       to Custodian Agreement(5)
      9           -- Transfer Agency Agreement(2)
      10          -- Consent of Counsel
      11(a)       -- Consent of Ernst & Young LLP
      11(b)       -- Consent of Vedder, Price, Kaufman & Kammholz
      12          -- Not Applicable
      13          -- Letter from The Guardian Insurance & Annuity
                       Company, Inc. with respect to providing the
                       initial capital for the Registrant(1)
      14(a)       -- Individual Retirement Account Custodial Agreement(2)
      14(b)       -- Defined Contribution Prototype and Trust(2)
      14(c)       -- Defined Benefit Pension Plan and Trust(2)
      15          -- Not Applicable

      16(a)       -- Powers of Attorney executed by a majority of the Board of
                     Directors and certain principal officers of the Fund(4)
      16(b)       -- Powers of Attorney executed by Frank J. Fabozzi
      16(c)       -- Powers of Attorney executed by Joseph D. Sargent
      16(d)       -- Powers of Attorney executed by Carl W. Schafer
      16(e)       -- Schedule for Computing Performance Quotations(4)

      27          -- Financial Data Schedule

----------
(1). Incorporated by reference to Registrant's filing (Reg. No. 2-81150) of March 29, 1983.
(2). Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81150), filed April 23, 1987.
(3). Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81150), filed March 2, 1988.
(4). Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81150), filed April 22, 1991.
(5). Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81150), filed April 17, 1992.

Item 25. Persons Controlled by or Under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of April 1, 1997:

                                                                 Percentage of
                                       State of Incorporation  Voting Securities
          Name of Entity                   or Organization           Owned
          --------------               ----------------------  -----------------
The Guardian Insurance &                      Delaware               100%
 Annuity Company, Inc.
Guardian Asset Management                     Delaware               100%
 Corporation
First International Life Insurance            Delaware               100%
 Company
Guardian Reinsurance Services                Connecticut             100%
 Inc.
Physicians Health Services, Inc.              Delaware                14%
Private Healthcare Systems, Inc.              Delaware                14%
Managed Dental Care, Inc.                    California              100%
The Guardian Baillie Gifford
  International FundMassachusetts                32%
The Guardian Investment Quality Bond Fund   Massachusetts             30%
Baillie Gifford International Fund            Maryland                13%
Baillie Gifford Emerging Markets Fund         Maryland                26%
The Guardian Tax-Exempt Fund                Massachusetts             84%
The Guardian Asset Allocation Fund          Massachusetts             16%


      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of April 1, 1997:


                                                                 Approximate
                                                            Percentage of Voting
                                                              Securities Owned
                                   Place of Incorporation     by Guardian Life
         Name of Entity                or Organization           Affiliates
         --------------            ----------------------   --------------------
Guardian Investor Services                New York                  100%
 Corporation
Guardian Baillie Gifford Limited          Scotland                   51%
The Guardian Cash Fund, Inc.              Maryland                  100%
The Guardian Bond Fund, Inc.              Maryland                  100%
The Guardian Stock Fund, Inc.             Maryland                  100%
GAIC Funds, Inc.                          Maryland                  100%


Item 26. Number of Holders of Securities


                                              Number of Record Holders
               Title of Class                    as of April 1, 1997
               --------------                 ------------------------
               Capital Stock                             9


Item 27. Indemnification

      Reference is made to Registrant's Articles of Incorporation which have been filed as Exhibit Number 1 to the Registration Statement and are incorporated herein by reference.

Item 28. Business and Other Connections of Investment Adviser


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and six of the eight series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund and The Guardian Asset Allocation Fund and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC is also the co-investment adviser for The Guardian Real Estate Account. GISC's principal business address is 201 Park Avenue South, New York, New York 10003. GISC is also the underwriter of the Park Avenue Portfolio and GIAC Funds, Inc. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, Separate Account E, and The Guardian Separate Account K are all unit investment trusts registered under the Investment Company Act of 1940, as amended.


      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 201 Park Avenue South, New York, New York 10003.

                                                      Other Substantial Business,
     Name                 Position(s) with GISC    Profession, Vocation or Employment
     ----                 ---------------------    ----------------------------------

Charles E. Albers         Executive Vice           Senior Vice President:
                          President                The Guardian Life Insurance Company of America. Vice
                                                   President, Equity Securities: The Guardian Insurance &
                                                   Annuity Company, Inc. Executive Vice President: Guardian
                                                   Asset Management Corporation. Director, Guardian Baillie
                                                   Gifford Limited. Officer of various Guardian-sponsored
                                                   mutual funds.


Philip H. Dutter          Director                 Independent Consultant (self-employed).
                                                   Director: The Guardian Life Insurance Company of America.
                                                   Director: The Guardian Insurance & Annuity Company, Inc.


William C. Warren         Director                 Retired. Director: The Guardian Life Insurance Company of
                                                   America.
                                                   Director: The Guardian Insurance & Annuity Company, Inc.

Michele S. Babakian       Vice President           Vice President, Fixed-Income Securities: The Guardian Life
                                                   Insurance Company of America since
                                                   1/95; Second Vice President prior thereto. Vice President:
                                                   The Guardian Insurance & Annuity Company, Inc. Officer of
                                                   various Guardian-sponsored mutual funds.


                                                      Other Substantial Business,
     Name                 Position(s) with GISC    Profession, Vocation or Employment
     ----                 ---------------------    ----------------------------------

Arthur V. Ferrara         Director                 Retired. Chairman of the Board and Chief Executive Officer:
                                                   The Guardian Life Insurance Company of America until 12/95.
                                                   Director (Trustee) of The Guardian Insurance & Annuity
                                                   Company, Inc., Guardian Asset Management Corporation, and
                                                   various Guardian-sponsored mutual funds.

John M. Smith             President &              Executive Vice President: The
                          Director                 Guardian Life Insurance Company of America since 1/95;
                                                   Senior Vice President thereto. Executive Vice President and
                                                   Director: The Guardian Insurance & Annuity Company, Inc.
                                                   Director: Guardian Baillie Gifford Ltd.* Guardian Asset
                                                   Management Corporation. President: GIAC Funds, Inc.

Leo R. Futia              Director                 Director: The Guardian Life Insurance Company of America.
                                                   Director: The Guardian Insurance & Annuity Company, Inc.
                                                   Director/Trustee of Various Guardian-sponsored mutual funds.
                                                   Director/Trustee of various mutual funds sponsored by Value
                                                   Line, Inc.**

Ryan W. Johnson           Vice President and       Second Vice President, Equity
                          National Sales Director  Sales, The Guardian Life Insurance
                                                   Company of America since 3/95; Regional Sales Director,
                                                   Western Division, for Equity Products prior thereto.

Frank J. Jones            Director                 Executive Vice President and Chief Investment Officer: The
                                                   Guardian Life Insurance Company of America. Director,
                                                   Executive Vice President and Chief Investment Officer: The
                                                   Guardian Insurance & Annuity Company, Inc. Director:
                                                   Guardian Asset Management Corporation. Officer of various
                                                   Guardian-sponsored mutual funds.

Edward K. Kane            Senior Vice President,   Executive Vice President and Director,
                                                   The Guardian Life Insurance Company of America since 1/97.
                                                   Senior Vice President, General Counsel prior thereto. Senior
                                                   Vice President, General Counsel & Director: The Guardian
                                                   Insurance & Annuity Company, Inc. Director: Guardian Asset
                                                   Management Corporation.


--------------------------------------------------------------------------------
*  Principal business address:1 Rutland Court, Edinburgh EH#3 8EY, Scotland.
** Principal business address:711 Third Avenue, New York, NY10017.

                                                       Other Substantial Business,
     Name                 Position(s) with GISC    Profession, Vocation or Employment
     ----                 ---------------------    ----------------------------------

Joseph D. Sargent         Director                 President and Chief Executive Officer: The Guardian Life
                                                   Insurance Company, since 1/96; President and Director prior thereto. President and Director: The Guardian Insurance &
                                                   Annuity Company, Inc. Director: Guardian Asset Management
                                                   Corporation. Director: Guardian Baillie Gifford, Ltd.*

Thomas R. Hickey, Jr.     Vice President,          Vice President, Equity Operations: The
                                                   OperationsGuardian Life Insurance Company of America. Vice
                                                   President, Administration: The Guardian Insurance & Annuity
                                                   Company, Inc. Officer of various Guardian-sponsored mutual funds.


Nikolaos D. Monoyios      Vice President           Vice President, Equity Securities: The Guardian Life
                                                   Insurance Company of America. Vice President: Guardian Asset
                                                   Management Corporation. Officer of various
                                                   Guardian-sponsored mutual funds.

Frank L. Pepe             Vice President &         Vice President and Equity
                          Controller               Controller, Equity Products: The Guardian Life Insurance
                                                   Company of America since 1/96; Second Vice President and
                                                   Equity Controller prior thereto. Vice President and
                                                   Controller: The Guardian Insurance & Annuity Company, Inc.
                                                   Controller: Guardian Asset Management Corporation. Officer
                                                   of various Guardian-sponsored mutual funds.


Richard T. Potter, Jr.    Counsel                  Vice President and Equity Counsel: The Guardian Life
                                                   Insurance Company of America since 1/96; Second Vice
                                                   President and Equity Counsel prior thereto. Counsel: The
                                                   Guardian Insurance & Annuity Company, Inc., Guardian Asset
                                                   Management Corporation and various Guardian-sponsored mutual funds.

Donald P. Sullivan, Jr.   Vice President           Second Vice President: The Guardian
                                                   Life Insurance Company of America since 1/95; Assistant Vice
                                                   President prior thereto. Vice President: The Guardian
                                                   Insurance & Annuity Company, Inc.


Kevin S. Alter            Second                   Director, Broker-Dealer Operations: The
                          Vice President           Guardian Life Insurance Company of America.

Ann T. Kearney            Second Vice              Second Vice President: Group Pensions:
                          President                The Guardian Life Insurance Company of America since 1/95;
                                                   Assistant Vice President prior thereto. Second Vice
                                                   President: The Guardian Insurance & Annuity Company, Inc.

                                                       Other Substantial Business,
     Name                 Position(s) with GISC    Profession, Vocation or Employment
     ----                 ---------------------    ----------------------------------

Alexander M. Grant, Jr.   Second Vice              Assistant Vice President:
                          President                Investments: The Guardian Life Insurance Company of America
                                                   since 9/93; Investment Officer prior thereto.
                                                   Officer of various Guardian-sponsored mutual funds.


Earl C. Harry             Treasurer                Treasurer: The Guardian Life Insurance Company of America
                                                   since 7/96, Assistant Treasurer prior thereto. Treasurer,
                                                   The Guardian Insurance & Annuity Company.


Joseph A. Caruso          Secretary                Second Vice President and Secretary, The Guardian Life
                                                   Insurance Company of America since 1/95; Secretary prior
                                                   thereto. Secretary: The Guardian Insurance & Annuity
                                                   Company, Inc., Guardian Asset Management Corporation and
                                                   various Guardian-sponsored mutual funds.


Item 29. Principal Underwriters


      (a) GISC is the principal underwriter and distributor of the eight series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts: The Guardian Real Estate Account, which is not registered as an investment company, and The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Separate Account E and The Guardian Separate Account K, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and directors of GISC listed below is 201 Park Avenue South, New York, New York 10003.

                                 Position(s)                     Position(s)
     Name                     with Underwriter                 with Registrant
     ----                     ----------------                 ---------------


John M. Smith               President & Director                  None
Arthur V. Ferrara           Director                              Director
Leo R. Futia                Director                              Director
Peter L. Hutchings          Director                              None
Edward K. Kane              Senior Vice President,                None
                             & Director
Philip H. Dutter            Director                              None
William C. Warren           Director                              None
Joseph D. Sargent           Director                              None
Frank J. Jones              Director                              None
Charles E. Albers           Executive Vice President              Vice President
Ryan W. Johnson             Vice President and                    None
                             National Sales Director
Frank L. Pepe               Vice President & Controller           Vice President
Michele S. Babakian         Vice President                        Vice President
Nikolaos D. Monoyios        Vice President                        None
Thomas R. Hickey, Jr.       Vice President                        Vice President
Richard T. Potter, Jr.      Counsel                               Counsel
Donald P. Sullivan, Jr.     Vice President                        None
Ann T. Kearney              Second Vice President                 Controller
Alexander M. Grant, Jr.     Second Vice President                 Treasurer
Kevin S. Alter              Second Vice President                 None
Earl C. Harry               Treasurer                             None
Joseph A. Caruso            Secretary                             Secretary


      (c) Not Applicable.

Item 30. Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

      None.

Item 32. Undertakings

      Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      Registrant hereby undertakes to furnish upon request and without charge, a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                             THE GUARDIAN FUND, INC.

                                  Exhibit Index

Number                        Description
------                        -----------

10(b)             Consent of Counsel

11(a)             Consent of Ernst & Young LLP

11(b)             Consent of Vedder, Price, Kaufman & Kammholz

16(b)             Power of Attorney executed by Frank J. Fabozzi
16(c)             Power of Attorney executed by Joseph D. Sargent
16(d)             Power of Attorney executed by Carl W. Schafer


27                Financial Data Schedule